Acquisition (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total	$ 500,000
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	350,000
Payments to Acquire Businesses, Gross	500,000
Business Acquisition, Transaction Costs	30,924
Comparison technology platform software	500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 500,000
Chief Executive Officer [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	90,000
Chief Financial Officer [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	90,000
Chief Operating Officer [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	90,000
Board of Directors Chairman [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	25,000
Usell Shareholder [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	25,000